Cover	Nov. 19, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2021
Entity File Number	001-39895
Entity Registrant Name	CLASS ACCELERATION CORP.
Entity Central Index Key	0001826855
Entity Tax Identification Number	85-3032663
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2925 Woodside Road
Entity Address, City or Town	Woodside
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94062
City Area Code	(617)
Local Phone Number	401-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	CLAS.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLAS
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	CLAS WS
Security Exchange Name	NYSE